Share-Based Compensation - Schedule of Share Based Compensation Profit Interest Units Activity (Detail) - Profit Interest Units [Member] - BETTER THERAPEUTICS OPCO [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of December 31, 2018	679,000
Profits Interest Units Available for Grant, Granted	(373,961)
Profits Interest Units Available for Grant, Exercised	0
Profits Interest Units Available for Grant, Forfeited	44,454
Balance as of December 31, 2019	349,493
Balance as of December 31, 2018	780,710
Subject to Profits Interest Units Outstanding, Granted	373,961
Subject to Profits Interest Units Outstanding, Exercised	(271,229)
Subject to Profits Interest Units Outstanding, Forfeited	(44,454)
Balance as of December 31, 2019	838,988
Balance as of December 31, 2018 | $ / shares	$ 0.25
Weighted- Average Grant Date Fair Value, Granted | $ / shares	0.32
Weighted- Average Grant Date Fair Value, Exercised | $ / shares	0.25
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	0.24
Balance as of December 31, 2019 | $ / shares	$ 0.30